Cover	Nov. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2022
Entity File Number	001-32431
Entity Registrant Name	Dolby Laboratories, Inc.
Entity Central Index Key	0001308547
Entity Tax Identification Number	90-0199783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1275 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103-1410
City Area Code	415
Local Phone Number	558-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	DLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false